Employee benefit plans and stock-based compensation plans (FY)- Summary of Cash Proceeds Fair Value of Vested Shares Intrinsic Value Related to Total Stock Options Exercised and Weighted Average Fair Value of Stock Options Granted (Details) - USD ($)
$ / shares in Units, $ in Millions
	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Proceeds from stock options exercised		$ 95.5	$ 213.2	$ 542.4
Intrinsic value of stock options exercised		$ 71.1	$ 212.8	$ 476.3
Weighted-average fair value per share of options granted during the year (usd per share)	$ 13.89	$ 13.76	$ 18.03	$ 17.98